CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 13,429,301	$ 3,964,896
Accounts receivable, net of allowances for doubtful accounts of nil as of December 31, 2016 and 2017	23,312,086	85,948
Advances to suppliers-current, net	379,792	4,220,864
Value added tax recoverable	15,228,594	4,893,087
Income tax recoverable	0	60,202
Prepaid expenses and other current assets	10,542,822	1,893,590
Project assets current	76,556,400	48,177,416
Deferred project costs current	17,957,041	0
Contract costs	12,668,709	0
Total current assets	170,074,745	507,494,021
Assets of discontinued operations current	0	444,198,018
Property, plant and equipment, net	154,659,077	20,158,589
Deferred tax assets-non-current, net	59,298	147,546
Advances for purchases of property, plant and equipment, net	0	416,201
Project assets non-current	7,480,574	6,709,991
Deferred project costs non-current	0	16,374,899
Other non-current assets	3,425,098	3,250,754
Assets of discontinued operations non-current	0	533,853,687
Total assets	335,698,792	1,088,405,688
Current liabilities:
Short-term borrowings	6,605,894	0
Accounts payable	25,787,686	0
Advances from customers-current	236,607	504,653
Amounts due to related parties	60,370,065	0
Other current liabilities	30,514,235	8,349,955
Income tax payable	330,132	93,473
Salary payable	560,416	0
Deferred project revenue current	20,791,918	0
Liabilities of discontinued operations current	0	895,484,040
Total current liabilities	145,196,953	904,432,121
Long-term borrowings	32,513,900	28,835,700
Deferred project revenue non-current	0	32,242,995
Failed sale-lease back and capital lease liabilities	67,505,469	0
Liabilities of discontinued operations non-current	0	56,749,092
Total liabilities	245,216,322	1,022,259,908
Commitments and contingencies (see Note 19)
Shareholders’ equity
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2016 and 2017; 202,478,702 shares issued and 200,538,902 shares outstanding at December 31, 2016; 381,027,002 shares issued and 380,678,902 shares outstanding at December 31, 2017)	519,225,850	477,171,487
Treasury stock (1,451,700 shares and nil on December 31, 2016 and 2017 respectively)	0	(513,137)
Additional paid-in capital	9,012,448	8,229,330
Accumulated deficit	(435,517,610)	(469,975,148)
Accumulated other comprehensive (loss)/income	(2,238,218)	51,233,248
Total equity	90,482,470	66,145,780
Total liabilities and shareholders’ equity	$ 335,698,792	$ 1,088,405,688